UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22215
International Growth and Income Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class A
| IGAAX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund

(the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.90% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class C
| IGICX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class T
| TGAIX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
.
You can also request this information by contacting us at (800) 421-4225
.

What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 34	0.63% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class F-1
| IGIFX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 49	0.92% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class F-2
| IGFFX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund

(the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 34	0.64% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class F-3
| IGAIX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 29	0.54% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio holdings
by
sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-A
| CGIAX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the
last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 49	0.91% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-C
| CIICX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 89	1.68% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio holdings
by
sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-E
| CGIEX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 60	1.12% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio holdings
by
sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-T
| TGAGX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 36	0.68% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-F-1
| CGIFX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 38	0.71% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-F-2
| FGGGX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the
last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 34	0.63% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio holdings
by
sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-F-3
| FGIGX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 31	0.59% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-1
| RIGAX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 87	1.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio holdings
by
sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-2
| RIGBX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $1
0,0
00 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 87	1.63% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-2E
| RIIEX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 71	1.33% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-3
| RGICX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 63	1.18% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-4
| RIGEX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 47	0.88% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio holdings
by
sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-5E
| RIGIX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 36	0.68% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-5
| RIGFX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 31	0.59% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-034-0226 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-6
| RIGGX
for the six months ended December 31, 2025
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 29	0.54% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	310
Portfolio turnover rate	15%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-034-0226 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

International Growth and Income Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended December 31, 2025
Lit. No. MFGEFP2-034-0226 © 2026 Capital Group. All rights reserved.

Investment portfolio December 31, 2025unaudited

Common stocks 98.42%	Shares	Value (000)
Financials 23.21%
Societe Generale	3,287,898	$264,899
UniCredit SpA	2,960,633	245,779
Banco Bilbao Vizcaya Argentaria SA	8,273,096	193,509
CaixaBank SA, non-registered shares	14,763,282	180,293
Skandinaviska Enskilda Banken AB, Class A	8,277,268	174,738
AIA Group, Ltd.	14,337,390	147,266
AXA SA	2,534,358	121,889
Prudential PLC	7,686,411	118,596
Zurich Insurance Group AG	154,638	117,373
HSBC Holdings PLC (GBP denominated)	4,863,477	76,249
HSBC Holdings PLC (HKD denominated)	2,473,600	38,736
KB Financial Group, Inc.	1,275,886	110,298
NatWest Group PLC	11,759,334	102,564
Bank Hapoalim BM	4,331,004	97,985
DBS Group Holdings, Ltd.	2,212,896	96,846
Banco Santander SA	8,228,968	96,566
London Stock Exchange Group PLC	800,067	96,340
Euronext NV	566,953	85,096
Aviva PLC	9,286,475	85,023
HDFC Bank, Ltd.	7,517,726	83,071
Bank Leumi le-Israel BM	3,709,320	81,765
PICC Property and Casualty Co., Ltd., Class H	37,280,956	78,164
Resona Holdings, Inc.	8,062,900	76,450
Allianz SE	158,822	72,847
Ping An Insurance (Group) Co. of China, Ltd., Class H	8,599,000	72,333
Munchener Ruckversicherungs-Gesellschaft AG	101,404	66,965
Japan Post Bank Co., Ltd.	4,657,050	65,497
Kotak Mahindra Bank, Ltd.	2,359,970	57,799
Axis Bank, Ltd.	3,753,167	53,128
Tokio Marine Holdings, Inc.	1,348,100	50,049
Deutsche Bank AG	1,187,018	46,169
Aon PLC, Class A	128,250	45,257
3i Group PLC	955,298	41,562
Pluxee NV (a)	2,587,457	40,536
Hiscox, Ltd.	2,103,458	40,104
Mizuho Financial Group, Inc.	1,041,500	37,819
Standard Chartered PLC	1,522,568	37,183
Canadian Imperial Bank of Commerce (a)	403,430	36,573
Tryg A/S	1,371,819	35,904
CVC Capital Partners PLC	2,067,366	34,619
ING Groep NV	1,229,807	34,571
Credicorp, Ltd.	119,455	34,284
Abu Dhabi Islamic Bank PJSC	6,055,255	34,228
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	39,029,000	33,733
Plus500, Ltd.	690,613	33,708
T&D Holdings, Inc.	1,393,100	32,102
Adyen NV (b)	19,937	31,988
Rakuten Bank, Ltd. (b)	641,200	28,058
XP, Inc., Class A	1,712,567	28,035
Etoro Group, Ltd., Class A (b)	797,226	28,007
Macquarie Group, Ltd.	201,324	27,095
Partners Group Holding AG (a)	21,821	26,805
Hana Financial Group, Inc.	374,596	24,434
Brookfield Corp., Class A (CAD denominated)	521,906	23,963
Grupo Financiero Banorte, SAB de CV, Series O	2,447,295	22,688
Samsung Life Insurance Co., Ltd.	191,043	20,804
Abu Dhabi Commercial Bank PJSC	5,338,642	20,788
Saudi National Bank (The)	1,985,367	20,046
Intesa Sanpaolo SpA	2,847,332	19,720
Sampo Oyj, Class A	1,611,231	19,530
Royal Bank of Canada	109,085	18,597
Banca Generali SpA	272,292	18,238
MS&AD Insurance Group Holdings, Inc.	705,400	16,610
Hong Kong Exchanges and Clearing, Ltd.	290,800	15,194

1	International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Grupo Financiero Inbursa, SAB de CV	6,160,308	$14,905
FirstRand, Ltd.	2,596,920	14,206
BAWAG Group AG (b)	89,894	13,513
Bank Central Asia Tbk PT	27,216,100	13,137
Medibank Private, Ltd.	1,500,169	4,786
Edenred SA	150,174	3,336
Sberbank of Russia PJSC (c)	22,898,260	— (d)
		4,280,948

Industrials 14.39%
Airbus SE, non-registered shares	1,306,374	303,018
BAE Systems PLC	12,375,070	284,491
Ryanair Holdings PLC (ADR)	3,385,486	244,398
Siemens AG	521,136	146,354
Deutsche Post AG	1,910,237	104,628
Hitachi, Ltd.	3,159,600	98,022
RELX PLC	2,050,878	82,954
Safran SA	229,430	79,837
DSV A/S (a)	315,877	79,489
ABB, Ltd.	1,002,129	74,079
Compagnie de Saint-Gobain SA, non-registered shares	587,813	59,671
ITOCHU Corp.	4,700,500	59,333
Diploma PLC	792,708	56,575
Canadian National Railway Co. (CAD denominated) (a)	570,443	56,419
Deutsche Lufthansa AG	5,391,493	53,313
Copa Holdings SA, Class A	439,320	52,986
ASSA ABLOY AB, Class B	1,344,031	52,107
Alliance Global Group, Inc.	350,520,000	48,794
Singapore Technologies Engineering, Ltd.	7,197,500	46,959
Motiva Infraestrutura de Mobilidade SA	15,257,813	41,755
Epiroc AB, Class B	1,506,563	30,401
Epiroc AB, Class A	442,573	10,014
Rolls-Royce Holdings PLC	2,535,715	39,413
SPIE SA	680,812	39,189
Mitsui & Co., Ltd.	1,325,300	39,170
IHI Corp.	2,106,469	37,142
Bombardier, Inc., Class B (b)	216,477	36,827
Wolters Kluwer NV	335,374	34,821
Kanzhun, Ltd., Class A (ADR)	1,290,117	26,293
Kanzhun, Ltd., Class A	719,500	7,282
Full Truck Alliance Co., Ltd., Class A (ADR)	3,083,470	33,086
SGH, Ltd.	990,272	30,519
Caterpillar, Inc.	50,983	29,207
Komatsu, Ltd.	876,400	28,016
Volvo AB, Class B	789,823	25,317
Kingspan Group PLC	261,438	22,591
Daikin Industries, Ltd.	171,600	22,029
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	814,278	21,391
Recruit Holdings Co., Ltd.	362,300	20,668
SMC Corp.	57,000	19,847
Jiangsu Hengli Hydraulic Co., Ltd., Class A	1,022,700	16,040
International Consolidated Airlines Group SA (CDI)	2,857,230	15,821
Brambles, Ltd.	925,030	14,179
Ashtead Group PLC	198,290	13,528
International Container Terminal Services, Inc.	1,399,220	13,416
Wizz Air Holdings PLC (a)(b)	164,464	2,829
		2,654,218

Information technology 13.49%
Taiwan Semiconductor Manufacturing Co., Ltd.	17,512,107	855,526
ASML Holding NV	351,431	375,650
Samsung Electronics Co., Ltd.	2,982,089	248,540
MediaTek, Inc.	4,158,800	188,442
SK hynix, Inc.	300,468	136,060
Broadcom, Inc.	350,801	121,412

International Growth and Income Fund	2

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
SAP SE	380,843	$93,184
NEC Corp.	2,442,300	82,352
ASMPT, Ltd.	5,939,500	59,107
Tokyo Electron, Ltd.	244,825	53,768
Sage Group PLC (The)	2,853,972	41,559
Accton Technology Corp.	972,000	36,407
Capgemini SE	216,014	35,775
Halma PLC	611,237	28,967
Bechtle AG, non-registered shares (a)	537,265	27,583
Lenovo Group, Ltd.	19,130,000	22,683
Fujitsu, Ltd.	668,800	18,337
Jentech Precision Industrial Co., Ltd.	196,000	16,885
ASM International NV	26,892	16,211
Lumine Group, Inc., subordinate voting shares (b)	446,053	8,820
Keyence Corp.	22,000	7,971
eMemory Technology, Inc.	133,000	7,261
Newgen Software Technologies, Ltd.	596,781	5,611
		2,488,111

Consumer discretionary 9.16%
Industria de Diseno Textil SA	3,857,753	254,112
Trip.com Group, Ltd. (ADR)	1,587,176	114,134
Trip.com Group, Ltd.	444,200	31,864
Prosus NV, Class N	2,113,034	130,509
Renault SA	2,936,490	121,568
LVMH Moet Hennessy-Louis Vuitton SE	127,391	96,040
MGM China Holdings, Ltd.	51,498,000	86,438
H World Group, Ltd. (ADR)	1,242,887	58,478
Amadeus IT Group SA, Class A, non-registered shares	748,522	54,903
Nitori Holdings Co., Ltd. (a)	3,131,500	54,817
Moncler SpA	805,584	51,776
Midea Group Co., Ltd., Class A	4,018,095	44,921
Hyundai Motor Co.	207,932	42,574
Entain PLC	4,087,159	42,087
ANTA Sports Products, Ltd.	3,997,200	41,289
Compagnie Financiere Richemont SA, Class A	179,409	38,719
Evolution AB	563,984	38,382
InterContinental Hotels Group PLC	261,679	36,655
Suzuki Motor Corp.	2,236,000	33,209
Games Workshop Group PLC	115,780	29,386
B&M European Value Retail SA	11,571,203	26,328
Accor SA	429,949	24,361
Berkeley Group Holdings PLC	427,529	22,457
Restaurant Brands International, Inc. (CAD denominated) (a)	325,989	22,245
Meituan, Class B (b)	1,660,100	21,906
Compagnie Generale des Etablissements Michelin	620,177	20,567
D’Ieteren Group (a)	107,777	19,414
Galaxy Entertainment Group, Ltd.	3,948,000	19,364
Dixon Technologies (India), Ltd.	142,587	19,200
Paltac Corp.	622,600	19,178
Aristocrat Leisure, Ltd.	447,339	17,348
Maruti Suzuki India, Ltd.	86,312	16,045
Alibaba Group Holding, Ltd. (ADR)	102,167	14,976
Amber Enterprises India, Ltd. (b)	194,823	13,848
BYD Co., Ltd., Class A	787,490	10,995
		1,690,093

Consumer staples 8.09%
British American Tobacco PLC	5,573,335	315,884
Nestle SA	2,224,615	221,112
Philip Morris International, Inc.	1,087,359	174,412
Pernod Ricard SA	1,423,120	121,832
Imperial Brands PLC	2,178,613	91,593
Carlsberg A/S, Class B	607,173	79,595
Carrefour SA, non-registered shares	3,969,189	66,208

3	International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
KT&G Corp.	613,908	$60,446
Arca Continental, SAB de CV	5,561,593	60,188
L’Oreal SA, non-registered shares	135,639	58,262
Danone SA	590,764	53,304
Anheuser-Busch InBev SA/NV	681,357	43,716
Yamazaki Baking Co., Ltd. (a)	1,724,800	36,325
Kweichow Moutai Co., Ltd., Class A	134,427	26,473
Ocado Group PLC (a)(b)	7,626,215	24,205
Unilever PLC	341,035	22,297
Tsingtao Brewery Co., Ltd., Class H	3,070,000	19,187
United Spirits, Ltd.	1,049,133	16,853
		1,491,892

Materials 7.39%
Barrick Mining Corp.	3,852,080	167,758
Glencore PLC	25,839,245	140,559
BASF SE	1,996,914	104,324
Valterra Platinum, Ltd. (ZAR denominated)	964,685	81,669
Valterra Platinum, Ltd. (GBP denominated)	54,435	4,521
Agnico Eagle Mines, Ltd.	500,270	84,837
Heidelberg Materials AG, non-registered shares	319,063	83,553
Amcor PLC	5,064,088	42,235
Amcor PLC (CDI)	3,801,414	31,766
Vale SA (ADR), ordinary nominative shares	3,242,326	42,247
Vale SA, ordinary nominative shares	1,412,606	18,470
Linde PLC	115,528	49,260
Norsk Hydro ASA	6,224,365	48,093
Anhui Conch Cement Co., Ltd., Class H	16,751,520	47,386
Southern Copper Corp.	321,285	46,095
Impala Platinum Holdings, Ltd.	2,760,914	43,483
Grupo Mexico, SAB de CV, Series B	4,391,941	41,469
Mitsubishi Chemical Group Corp.	6,724,400	39,275
Nutrien, Ltd. (CAD denominated) (a)	587,290	36,250
Air Liquide SA	149,318	28,099
Pan American Silver Corp.	501,404	25,978
Franco-Nevada Corp. (CAD denominated)	113,721	23,573
Shin-Etsu Chemical Co., Ltd.	715,900	22,263
Holcim, Ltd.	199,306	19,539
Saudi Basic Industries Corp. non-registered shares	1,388,015	18,975
Rio Tinto PLC	224,397	17,904
Fortescue, Ltd.	1,053,018	15,397
Smurfit Westrock PLC	320,501	12,394
Givaudan SA (a)	1,949	7,748
Freeport-McMoRan, Inc.	129,180	6,561
Antofagasta PLC	142,270	6,244
Zijin Gold International Co., Ltd. (a)(b)	244,600	4,573
Alrosa PJSC (b)(c)	3,661,021	— (d)
		1,362,498

Health care 7.36%
AstraZeneca PLC	1,758,855	323,967
Sanofi	3,204,676	310,910
Novo Nordisk AS, Class B	2,425,779	123,649
Roche Holding AG, nonvoting non-registered shares	294,621	121,757
EssilorLuxottica SA	359,724	113,735
Bayer AG	1,897,137	81,837
Chugai Pharmaceutical Co., Ltd.	1,067,400	56,111
Grifols SA, Class B (ADR)	5,180,416	48,437
bioMerieux SA	354,803	45,938
Haleon PLC	7,789,728	39,417
Genus PLC	672,272	23,410
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)(b)	1,763,600	16,114
Fresenius SE & Co. KGaA (a)	279,299	16,075
Max Healthcare Institute, Ltd.	1,337,489	15,555

International Growth and Income Fund	4

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Daiichi Sankyo Co., Ltd.	608,300	$12,955
HOYA Corp.	51,800	7,846
Euroapi SA (a)(b)	42,234	112
		1,357,825

Communication services 6.90%
Koninklijke KPN NV	35,973,087	168,288
Tencent Holdings, Ltd.	1,914,579	146,709
Singapore Telecommunications, Ltd.	40,533,954	143,614
Orange	7,172,496	119,674
Publicis Groupe SA	1,048,638	108,787
Bharti Airtel, Ltd.	4,000,299	93,844
BT Group PLC	21,057,499	52,070
Nintendo Co., Ltd.	714,985	48,297
MTN Group, Ltd.	4,567,180	46,671
Nippon Television Holdings, Inc.	1,874,300	45,447
Swisscom AG (a)(b)	59,479	43,223
NetEase, Inc.	1,485,400	40,877
HYBE Co., Ltd.	158,250	36,082
Advanced Info Service PCL, foreign registered shares	3,603,100	35,787
America Movil, SAB de CV, Class B (ADR)	1,290,635	26,677
Universal Music Group NV	896,014	23,409
Indus Towers, Ltd. (b)	4,321,435	20,142
Spotify Technology SA (b)	32,744	19,015
Bezeq - The Israel Telecommunication Corp., Ltd.	8,210,111	18,301
KT Corp. (ADR)	950,468	18,030
Deutsche Telekom AG	520,984	16,899
		1,271,843

Energy 4.10%
TotalEnergies SE (EUR denominated)	2,787,650	181,693
Cameco Corp. (CAD denominated)	1,396,967	127,916
Canadian Natural Resources, Ltd. (CAD denominated)	2,545,877	86,232
Shell PLC (GBP denominated)	2,173,939	79,858
Cenovus Energy, Inc. (CAD denominated)	3,754,100	63,510
Cenovus Energy, Inc.	564,300	9,548
SLB, Ltd.	1,470,569	56,440
Gaztransport & Technigaz SA	174,625	32,037
TC Energy Corp. (CAD denominated) (a)	569,284	31,348
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	2,006,262	23,774
BP PLC	3,644,651	21,157
ADNOC Drilling Co. PJSC	11,652,566	16,943
Tourmaline Oil Corp.	273,331	12,261
Adnoc Gas PLC	10,780,809	10,421
South Bow Corp. (a)	113,423	3,120
Sovcomflot PAO (b)(c)	16,933,870	— (d)
		756,258

Utilities 2.84%
Engie SA	5,004,729	131,592
RWE AG	1,935,307	102,979
SSE PLC	3,506,910	102,831
Iberdrola SA, non-registered shares	4,735,771	102,506
Brookfield Infrastructure Partners, LP	816,254	28,373
Snam SpA	3,677,449	24,432
CPFL Energia SA	2,050,787	19,912
Veolia Environnement SA (a)	304,682	10,616
		523,241

Real estate 1.49%
Mitsubishi Estate Co., Ltd.	3,493,100	85,075
Prologis Property Mexico, SA de CV, REIT	8,363,957	35,040
CK Asset Holdings, Ltd.	5,445,620	27,430

5	International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Henderson Land Development Co., Ltd. (a)	7,534,000	$27,181
China Resources Land, Ltd.	6,947,500	24,199
Link REIT	4,116,625	18,335
Sun Hung Kai Properties, Ltd.	1,495,000	18,137
CapitaLand Integrated Commercial Trust REIT	9,388,800	17,415
Longfor Group Holdings, Ltd. (a)	10,821,101	11,866
Goodman Logistics (HK), Ltd. REIT	471,027	9,684
		274,362
Total common stocks (cost: $11,738,806,000)		18,151,289
Preferred securities 0.05%
Materials 0.05%
Gerdau SA, preferred nominative shares	2,522,619	9,367
Total preferred securities (cost: $5,004,000)		9,367
Short-term securities 2.03%
Money market investments 1.70%
Capital Group Central Cash Fund 3.79% (e)(f)	3,129,877	313,019

Money market investments purchased with collateral from securities on loan 0.33%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (e)(g)	8,766,318	8,766
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.65% (e)(g)	8,400,000	8,400
Capital Group Central Cash Fund 3.79% (e)(f)(g)	80,414	8,042
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.65% (e)(g)	7,800,000	7,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.69% (e)(g)	7,800,000	7,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (e)(g)	6,600,000	6,600
Fidelity Investments Money Market Government Portfolio, Class I 3.67% (e)(g)	4,800,000	4,800
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.61% (e)(g)	4,800,000	4,800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.70% (e)(g)	3,600,000	3,600
		60,608
Total short-term securities (cost: $373,607,000)		373,627
Total investment securities 100.50% (cost: $12,117,417,000)		18,534,283
Other assets less liabilities (0.50)%		(92,478)
Net assets 100.00%		$18,441,805
Investments in affiliates (f)

	Value at 7/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.74%
Money market investments 1.70%
Capital Group Central Cash Fund 3.79% (e)	$701,291	$1,024,856	$1,413,187	$87	$(28)	$313,019	$10,094
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 3.79% (e)(g)	6,793	1,249 (h)				8,042	— (i)
Total 1.74%				$87	$(28)	$321,061	$10,094

International Growth and Income Fund	6

(a)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(b)	Non-income producing.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 12/31/2025.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(h)	Represents net activity. Refer to Note 5 for more information on securities lending.
(i)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

7	International Growth and Income Fund

Financial statements
Statement of assets and liabilities at December 31, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $202,447 of investment securities on loan):
Unaffiliated issuers (cost: $11,796,377)	$18,213,222
Affiliated issuers (cost: $321,040)	321,061	$18,534,283
Cash		330
Cash denominated in currencies other than U.S. dollars (cost: $3,432)		3,432
Receivables for:
Sales of investments	6,080
Sales of fund’s shares	23,718
Dividends	40,712
Securities lending income	104
Other	3,429	74,043
		18,612,088
Liabilities:
Collateral for securities on loan		60,608
Payables for:
Purchases of investments	2,192
Repurchases of fund’s shares	81,321
Investment advisory services	7,366
Services provided by related parties	2,219
Trustees’ deferred compensation	2,361
Non-U.S. taxes	13,583
Other	633	109,675
Net assets at December 31, 2025		$18,441,805
Net assets consist of:
Capital paid in on shares of beneficial interest		$11,870,906
Total distributable earnings (accumulated loss)		6,570,899
Net assets at December 31, 2025		$18,441,805
Refer to the notes to financial statements.

International Growth and Income Fund	8

Financial statements (continued)
Statement of assets and liabilities at December 31, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (413,039 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$5,353,847	119,865	$44.67
Class C	60,963	1,366	44.64
Class T	15	— *	44.63
Class F-1	133,106	2,974	44.76
Class F-2	3,149,640	70,502	44.67
Class F-3	2,746,035	61,541	44.62
Class 529-A	216,960	4,867	44.58
Class 529-C	4,620	104	44.43
Class 529-E	5,090	114	44.61
Class 529-T	21	— *	44.63
Class 529-F-1	18	— *	44.64
Class 529-F-2	59,809	1,340	44.65
Class 529-F-3	19	— *	44.64
Class R-1	4,631	104	44.55
Class R-2	58,449	1,317	44.36
Class R-2E	54,473	1,228	44.34
Class R-3	114,365	2,568	44.54
Class R-4	85,472	1,915	44.63
Class R-5E	36,230	813	44.58
Class R-5	34,037	757	44.97
Class R-6	6,324,005	141,664	44.64
*
Amount less than one thousand.
Refer to the notes to financial statements.

9	International Growth and Income Fund

Financial statements (continued)
Statement of operations for the six months ended December 31, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $12,303; also includes $10,094 from affiliates)	$189,434
Securities lending income (net of fees)	429
Interest from unaffiliated issuers	146	$190,009
Fees and expenses*:
Investment advisory services	42,471
Distribution services	8,391
Transfer agent services	4,728
Administrative services	2,693
529 plan services	71
Reports to shareholders	239
Registration statement and prospectus	324
Trustees’ compensation	281
Auditing and legal	185
Custodian	1,697
Other	74	61,154
Net investment income		128,855
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $1,170):
Unaffiliated issuers	813,659
Affiliated issuers	87
In-kind redemptions	21,448
Currency transactions	(850)	834,344
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $12,103):
Unaffiliated issuers	1,009,286
Affiliated issuers	(28)
Currency translations	(82)	1,009,176
Net realized gain (loss) and unrealized appreciation (depreciation)		1,843,520
Net increase (decrease) in net assets resulting from operations		$1,972,375
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

International Growth and Income Fund	10

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended December 31,	Year ended June 30,
	2025*	2025

Operations:
Net investment income	$128,855	$407,654
Net realized gain (loss)	834,344	665,292
Net unrealized appreciation (depreciation)	1,009,176	1,688,672
Net increase (decrease) in net assets resulting from operations	1,972,375	2,761,618
Distributions paid to shareholders	(1,203,046)	(537,536)
Net capital share transactions	414,045	(135,107)
Total increase (decrease) in net assets	1,183,374	2,088,975
Net assets:
Beginning of period	17,258,431	15,169,456
End of period	$18,441,805	$17,258,431
*
Unaudited.
Refer to the notes to financial statements.

11	International Growth and Income Fund

Notes to financial statementsunaudited
1. Organization

International Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

International Growth and Income Fund	12

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. During the six months ended December 31, 2025,  the fund delivered $49,475,000 of investment securities in connection with in-kind redemptions. Net realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

13	International Growth and Income Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of December 31, 2025, were as follows (dollars in thousands):

International Growth and Income Fund	14

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$252,309	$4,028,639	— *	$4,280,948
Industrials	500,607	2,153,611	—	2,654,218
Information technology	130,232	2,357,879	—	2,488,111
Consumer discretionary	209,833	1,480,260	—	1,690,093
Consumer staples	234,600	1,257,292	—	1,491,892
Materials	578,657	783,841	— *	1,362,498
Health care	48,437	1,309,388	—	1,357,825
Communication services	63,722	1,208,121	—	1,271,843
Energy	414,149	342,109	— *	756,258
Utilities	28,373	494,868	—	523,241
Real estate	35,040	239,322	—	274,362
Preferred securities	—	9,367	—	9,367
Short-term securities	373,627	—	—	373,627
Total	$2,869,586	$15,664,697	$— *	$18,534,283
*
Amount less than one thousand.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

15	International Growth and Income Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

International Growth and Income Fund	16

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of December 31, 2025, the total value of securities on loan was $202,447,000, and the total value of collateral received was $212,861,000. Collateral received includes cash of $60,608,000 and U.S. government securities of $152,253,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended December 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended December 31, 2025, the fund recognized $655,000 in EU reclaims (net of the effect of realized gain or loss from currency translations) and $28,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of June 30, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$46,643
Undistributed long-term capital gains	425,335

17	International Growth and Income Fund

As of December 31, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$6,709,862
Gross unrealized depreciation on investments	(435,313)
Net unrealized appreciation (depreciation) on investments	6,274,549
Cost of investments	12,259,734
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended December 31, 2025			Year ended June 30, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$60,277	$282,780	$343,057	$111,282	$30,492	$141,774
Class C	470	3,207	3,677	1,009	408	1,417
Class T	— *	1	1	— *	— *	— *
Class F-1	1,473	7,073	8,546	2,834	821	3,655
Class F-2	39,654	166,580	206,234	74,235	18,481	92,716
Class F-3	35,918	145,795	181,713	67,551	16,529	84,080
Class 529-A	2,412	11,395	13,807	4,426	1,223	5,649
Class 529-C	34	241	275	67	28	95
Class 529-E	51	264	315	99	28	127
Class 529-T	— *	1	1	— *	— *	— *
Class 529-F-1	— *	1	1	— *	— *	— *
Class 529-F-2	737	3,135	3,872	1,234	295	1,529
Class 529-F-3	— *	1	1	— *	— *	— *
Class R-1	35	243	278	62	24	86
Class R-2	456	3,061	3,517	902	344	1,246
Class R-2E	507	2,898	3,405	996	341	1,337
Class R-3	1,161	6,137	7,298	2,260	698	2,958
Class R-4	959	4,455	5,414	1,764	490	2,254
Class R-5E	434	1,872	2,306	723	179	902
Class R-5	419	1,743	2,162	748	171	919
Class R-6	83,324	333,842	417,166	157,931	38,861	196,792
Total	$228,321	$974,725	$1,203,046	$428,123	$109,413	$537,536
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.478% on the first $15 billion of daily net assets and decreasing to 0.430% on such assets in excess of $21 billion. For the six months ended December 31, 2025, the investment advisory services fees were $42,471,000, which were equivalent to an annualized rate of 0.473% of average daily net assets.

International Growth and Income Fund	18

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended December 31, 2025, the 529 plan services fees were $71,000, which were equivalent to 0.052% of the average daily net assets of each 529 share class.

19	International Growth and Income Fund

For the six months ended December 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$6,875	$2,552	$772	Not applicable
Class C	304	30	9	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	156	85	19	Not applicable
Class F-2	Not applicable	1,578	459	Not applicable
Class F-3	Not applicable	18	399	Not applicable
Class 529-A	245	95	31	$54
Class 529-C	22	2	1	1
Class 529-E	12	1	1	1
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	13	8	15
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	21	2	1	Not applicable
Class R-2	210	96	8	Not applicable
Class R-2E	160	54	8	Not applicable
Class R-3	284	85	17	Not applicable
Class R-4	102	39	12	Not applicable
Class R-5E	Not applicable	25	5	Not applicable
Class R-5	Not applicable	9	5	Not applicable
Class R-6	Not applicable	44	938	Not applicable

Total class-specific expenses	$8,391	$4,728	$2,693	$71
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $281,000 in the fund’s statement of operations reflects $30,000 in current fees (either paid in cash or deferred) and a net increase of $251,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended December 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $48,303,000 and $87,541,000, respectively, which generated $11,874,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended December 31, 2025.

International Growth and Income Fund	20

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended December 31, 2025
Class A	$285,346	6,394	$338,263	7,637	$(354,677)	(7,944)	$268,932	6,087
Class C	5,768	129	3,656	83	(11,647)	(261)	(2,223)	(49)
Class T	—	—	—	—	—	—	—	—
Class F-1	18,044	399	8,476	191	(17,421)	(390)	9,099	200
Class F-2	279,452	6,272	197,634	4,460	(452,496)	(10,220)	24,590	512
Class F-3	201,661	4,503	179,408	4,055	(316,388)	(7,109)	64,681	1,449
Class 529-A	12,727	285	13,804	312	(15,637)	(351)	10,894	246
Class 529-C	863	19	274	6	(805)	(18)	332	7
Class 529-E	435	10	315	7	(700)	(16)	50	1
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	1	—	2	— †
Class 529-F-2	8,124	183	3,872	88	(6,119)	(138)	5,877	133
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	480	11	278	6	(112)	(2)	646	15
Class R-2	7,333	165	3,517	80	(8,406)	(190)	2,444	55
Class R-2E	2,680	61	3,406	77	(4,831)	(109)	1,255	29
Class R-3	12,161	274	7,297	165	(17,529)	(392)	1,929	47
Class R-4	10,993	247	5,412	122	(9,476)	(210)	6,929	159
Class R-5E	6,028	137	2,305	52	(3,318)	(74)	5,015	115
Class R-5	3,789	83	2,135	48	(4,125)	(91)	1,799	40
Class R-6	255,431	5,727	415,322	9,380	(658,961)	(14,694)	11,792	413
Total net increase (decrease)	$1,111,315	24,899	$1,185,377	26,769	$(1,882,647)	(42,209)	$414,045	9,459
Refer to the end of the table(s) for footnote(s).

21	International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended June 30, 2025
Class A	$353,991	9,095	$139,535	3,610	$(675,558)	(17,685)	$(182,032)	(4,980)
Class C	8,398	215	1,409	37	(20,860)	(548)	(11,053)	(296)
Class T	—	—	—	—	—	—	—	—
Class F-1	23,720	617	3,623	94	(50,329)	(1,310)	(22,986)	(599)
Class F-2	518,008	13,459	88,969	2,301	(584,080)	(15,237)	22,897	523
Class F-3	383,811	10,057	82,773	2,145	(512,380)	(13,375)	(45,796)	(1,173)
Class 529-A	18,592	483	5,647	146	(26,712)	(704)	(2,473)	(75)
Class 529-C	933	24	94	3	(1,961)	(52)	(934)	(25)
Class 529-E	694	18	127	3	(834)	(22)	(13)	(1)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	11,455	299	1,527	39	(7,607)	(199)	5,375	139
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	720	19	86	2	(830)	(22)	(24)	(1)
Class R-2	11,396	298	1,245	32	(13,855)	(364)	(1,214)	(34)
Class R-2E	5,801	153	1,336	35	(9,809)	(256)	(2,672)	(68)
Class R-3	21,560	564	2,956	77	(31,060)	(810)	(6,544)	(169)
Class R-4	12,630	330	2,254	59	(20,560)	(538)	(5,676)	(149)
Class R-5E	7,199	189	902	23	(6,213)	(164)	1,888	48
Class R-5	8,240	216	902	23	(7,532)	(196)	1,610	43
Class R-6	771,114	20,569	196,310	5,087	(852,886)	(21,767)	114,538	3,889
Total net increase (decrease)	$2,158,262	56,605	$529,697	13,716	$(2,823,066)	(73,249)	$(135,107)	(2,928)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $2,599,158,000 and $2,759,972,000, respectively, during the six months ended December 31, 2025.

International Growth and Income Fund	22

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2025[5,6]	$42.78	$.27	$4.64	$4.91	$(.53 )	$(2.49)	$(3.02)	$44.67	11.56%[7]	$5,354	.90%[8]	.90%[8]	1.22%[8]
6/30/2025	37.33	.92	5.78	6.70	(.98 )	(.27 )	(1.25)	42.78	18.34	4,867.90		.90	2.39
6/30/2024	34.54	.85	2.83	3.68	(.89 )	—	(.89 )	37.33	10.74	4,433.92		.92	2.39
6/30/2023	31.34	.82	3.76	4.58	(1.01)	(.37 )	(1.38)	34.54	15.11	4,331.92		.92	2.53
6/30/2022	41.57	1.06	(8.66)	(7.60)	(.90 )	(1.73)	(2.63)	31.34	(19.24)	4,065.90		.90	2.77
6/30/2021	30.76	.79	10.81	11.60	(.79 )	—	(.79 )	41.57	37.93	5,256.91		.91	2.13
Class C:
12/31/2025[5,6]	42.75	.11	4.63	4.74	(.36 )	(2.49)	(2.85)	44.64	11.15 [7]	61	1.63 [8]	1.63 [8]	.49 [8]
6/30/2025	37.31	.61	5.79	6.40	(.69 )	(.27 )	(.96 )	42.75	17.44	60	1.65	1.65	1.59
6/30/2024	34.51	.56	2.85	3.41	(.61 )	—	(.61 )	37.31	9.94	64	1.66	1.66	1.58
6/30/2023	31.30	.55	3.79	4.34	(.76 )	(.37 )	(1.13)	34.51	14.26	77	1.66	1.66	1.72
6/30/2022	41.51	.74	(8.61)	(7.87)	(.61 )	(1.73)	(2.34)	31.30	(19.85)	88	1.64	1.64	1.92
6/30/2021	30.71	.50	10.81	11.31	(.51 )	—	(.51 )	41.51	36.93	139	1.66	1.66	1.36
Class T:
12/31/2025[5,6]	42.75	.33	4.63	4.96	(.59 )	(2.49)	(3.08)	44.63	11.69 [7,9]	— [10]	.63 [8,9]	.63 [8,9]	1.49 [8,9]
6/30/2025	37.31	1.02	5.77	6.79	(1.08)	(.27 )	(1.35)	42.75	18.63 [9]	— [10]	.65 [9]	.65 [9]	2.66 [9]
6/30/2024	34.52	.94	2.83	3.77	(.98 )	—	(.98 )	37.31	11.04 [9]	— [10]	.66 [9]	.66 [9]	2.66 [9]
6/30/2023	31.32	.90	3.76	4.66	(1.09)	(.37 )	(1.46)	34.52	15.43 [9]	— [10]	.66 [9]	.66 [9]	2.79 [9]
6/30/2022	41.56	1.16	(8.67)	(7.51)	(1.00)	(1.73)	(2.73)	31.32	(19.04)[9]	— [10]	.64 [9]	.64 [9]	3.02 [9]
6/30/2021	30.75	.89	10.81	11.70	(.89 )	—	(.89 )	41.56	38.29 [9]	— [10]	.65 [9]	.65 [9]	2.38 [9]
Class F-1:
12/31/2025[5,6]	42.86	.27	4.65	4.92	(.53 )	(2.49)	(3.02)	44.76	11.56 [7]	133	.92 [8]	.92 [8]	1.20 [8]
6/30/2025	37.39	.88	5.83	6.71	(.97 )	(.27 )	(1.24)	42.86	18.32	119.92		.92	2.30
6/30/2024	34.60	.84	2.83	3.67	(.88 )	—	(.88 )	37.39	10.70	126.93		.93	2.35
6/30/2023	31.39	.82	3.76	4.58	(1.00)	(.37 )	(1.37)	34.60	15.12	137.93		.93	2.53
6/30/2022	41.62	1.02	(8.63)	(7.61)	(.89 )	(1.73)	(2.62)	31.39	(19.26)	139.92		.92	2.67
6/30/2021	30.80	.77	10.84	11.61	(.79 )	—	(.79 )	41.62	37.89	234.92		.92	2.07
Class F-2:
12/31/2025[5,6]	42.79	.33	4.63	4.96	(.59 )	(2.49)	(3.08)	44.67	11.68 [7]	3,150	.64 [8]	.64 [8]	1.48 [8]
6/30/2025	37.34	1.02	5.78	6.80	(1.08)	(.27 )	(1.35)	42.79	18.67	2,994.64		.64	2.67
6/30/2024	34.55	.95	2.83	3.78	(.99 )	—	(.99 )	37.34	11.02	2,594.64		.64	2.66
6/30/2023	31.35	.90	3.76	4.66	(1.09)	(.37 )	(1.46)	34.55	15.45	2,552.65		.65	2.80
6/30/2022	41.58	1.17	(8.67)	(7.50)	(1.00)	(1.73)	(2.73)	31.35	(19.04)	2,473.64		.64	3.06
6/30/2021	30.77	.88	10.82	11.70	(.89 )	—	(.89 )	41.58	38.27	3,056.65		.65	2.38
Class F-3:
12/31/2025[5,6]	42.74	.36	4.62	4.98	(.61 )	(2.49)	(3.10)	44.62	11.75 [7]	2,746	.54 [8]	.54 [8]	1.58 [8]
6/30/2025	37.29	1.06	5.78	6.84	(1.12)	(.27 )	(1.39)	42.74	18.80	2,568.53		.53	2.76
6/30/2024	34.51	.95	2.85	3.80	(1.02)	—	(1.02)	37.29	11.15	2,285.54		.54	2.69
6/30/2023	31.32	.94	3.75	4.69	(1.13)	(.37 )	(1.50)	34.51	15.56	2,683.54		.54	2.91
6/30/2022	41.55	1.14	(8.60)	(7.46)	(1.04)	(1.73)	(2.77)	31.32	(18.97)	2,402.53		.53	2.97
6/30/2021	30.74	.88	10.86	11.74	(.93 )	—	(.93 )	41.55	38.44	3,906.55		.55	2.39
Class 529-A:
12/31/2025[5,6]	42.70	.27	4.63	4.90	(.53 )	(2.49)	(3.02)	44.58	11.55 [7]	217	.91 [8]	.91 [8]	1.20 [8]
6/30/2025	37.27	.91	5.76	6.67	(.97 )	(.27 )	(1.24)	42.70	18.29	197.93		.93	2.38
6/30/2024	34.49	.84	2.82	3.66	(.88 )	—	(.88 )	37.27	10.70	175.94		.94	2.37
6/30/2023	31.29	.81	3.75	4.56	(.99 )	(.37 )	(1.36)	34.49	15.09	169.95		.95	2.51
6/30/2022	41.52	1.05	(8.65)	(7.60)	(.90 )	(1.73)	(2.63)	31.29	(19.27)	151.92		.92	2.76
6/30/2021	30.72	.78	10.80	11.58	(.78 )	—	(.78 )	41.52	37.91	192.94		.94	2.10
Refer to the end of the table(s) for footnote(s).

23	International Growth and Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2025[5,6]	$42.57	$.10	$4.60	$4.70	$(.35 )	$(2.49)	$(2.84)	$44.43	11.12%[7]	$5	1.68%[8]	1.68%[8]	.44%[8]
6/30/2025	37.15	.59	5.77	6.36	(.67 )	(.27 )	(.94 )	42.57	17.42	4	1.70	1.70	1.54
6/30/2024	34.37	.54	2.84	3.38	(.60 )	—	(.60 )	37.15	9.88	5	1.69	1.69	1.54
6/30/2023	31.18	.54	3.76	4.30	(.74 )	(.37 )	(1.11)	34.37	14.19	6	1.72	1.72	1.68
6/30/2022	41.35	.72	(8.57)	(7.85)	(.59 )	(1.73)	(2.32)	31.18	(19.88)	6	1.69	1.69	1.87
6/30/2021	30.59	.52	10.73	11.25	(.49 )	—	(.49 )	41.35	36.86	10	1.69	1.69	1.41
Class 529-E:
12/31/2025[5,6]	42.72	.22	4.64	4.86	(.48 )	(2.49)	(2.97)	44.61	11.45 [7]	5	1.12 [8]	1.12 [8]	.99 [8]
6/30/2025	37.29	.84	5.75	6.59	(.89 )	(.27 )	(1.16)	42.72	18.04	5	1.13	1.13	2.20
6/30/2024	34.50	.77	2.83	3.60	(.81 )	—	(.81 )	37.29	10.51	4	1.13	1.13	2.16
6/30/2023	31.31	.75	3.74	4.49	(.93 )	(.37 )	(1.30)	34.50	14.87	4	1.14	1.14	2.33
6/30/2022	41.53	.95	(8.63)	(7.68)	(.81 )	(1.73)	(2.54)	31.31	(19.45)	4	1.13	1.13	2.49
6/30/2021	30.73	.70	10.81	11.51	(.71 )	—	(.71 )	41.53	37.62	6	1.14	1.14	1.88
Class 529-T:
12/31/2025[5,6]	42.75	.32	4.63	4.95	(.58 )	(2.49)	(3.07)	44.63	11.66 [7,9]	— [10]	.68 [8,9]	.68 [8,9]	1.44 [8,9]
6/30/2025	37.31	1.01	5.76	6.77	(1.06)	(.27 )	(1.33)	42.75	18.58 [9]	— [10]	.69 [9]	.69 [9]	2.63 [9]
6/30/2024	34.52	.93	2.83	3.76	(.97 )	—	(.97 )	37.31	10.99 [9]	— [10]	.70 [9]	.70 [9]	2.62 [9]
6/30/2023	31.33	.89	3.75	4.64	(1.08)	(.37 )	(1.45)	34.52	15.37 [9]	— [10]	.70 [9]	.70 [9]	2.76 [9]
6/30/2022	41.56	1.14	(8.66)	(7.52)	(.98 )	(1.73)	(2.71)	31.33	(19.09)[9]	— [10]	.69 [9]	.69 [9]	3.00 [9]
6/30/2021	30.75	.87	10.81	11.68	(.87 )	—	(.87 )	41.56	38.22 [9]	— [10]	.71 [9]	.71 [9]	2.33 [9]
Class 529-F-1:
12/31/2025[5,6]	42.75	.32	4.63	4.95	(.57 )	(2.49)	(3.06)	44.64	11.68 [7,9]	— [10]	.71 [8,9]	.71 [8,9]	1.40 [8,9]
6/30/2025	37.31	.99	5.77	6.76	(1.05)	(.27 )	(1.32)	42.75	18.52 [9]	— [10]	.73 [9]	.73 [9]	2.59 [9]
6/30/2024	34.52	.92	2.82	3.74	(.95 )	—	(.95 )	37.31	10.95 [9]	— [10]	.74 [9]	.74 [9]	2.58 [9]
6/30/2023	31.33	.88	3.74	4.62	(1.06)	(.37 )	(1.43)	34.52	15.28 [9]	— [10]	.75 [9]	.75 [9]	2.71 [9]
6/30/2022	41.56	1.13	(8.66)	(7.53)	(.97 )	(1.73)	(2.70)	31.33	(19.09)[9]	— [10]	.73 [9]	.73 [9]	2.96 [9]
6/30/2021	30.76	.61	11.06	11.67	(.87 )	—	(.87 )	41.56	38.18 [9]	— [10]	.74 [9]	.74 [9]	1.86 [9]
Class 529-F-2:
12/31/2025[5,6]	42.76	.33	4.64	4.97	(.59 )	(2.49)	(3.08)	44.65	11.71 [7]	60	.63 [8]	.63 [8]	1.49 [8]
6/30/2025	37.32	1.04	5.75	6.79	(1.08)	(.27 )	(1.35)	42.76	18.63	52.64		.64	2.71
6/30/2024	34.53	.96	2.82	3.78	(.99 )	—	(.99 )	37.32	11.05	40.65		.65	2.69
6/30/2023	31.33	.91	3.76	4.67	(1.10)	(.37 )	(1.47)	34.53	15.45	35.64		.64	2.82
6/30/2022	41.57	1.18	(8.69)	(7.51)	(1.00)	(1.73)	(2.73)	31.33	(19.04)	29.64		.64	3.10
6/30/2021[5,11]	31.30	.69	10.28	10.97	(.70 )	—	(.70 )	41.57	35.12 [7]	33	.66 [8]	.66 [8]	2.60 [8]
Class 529-F-3:
12/31/2025[5,6]	42.75	.34	4.64	4.98	(.60 )	(2.49)	(3.09)	44.64	11.74 [7]	— [10]	.59 [8]	.59 [8]	1.53 [8]
6/30/2025	37.31	1.05	5.76	6.81	(1.10)	(.27 )	(1.37)	42.75	18.70	— [10]	.58	.58	2.74
6/30/2024	34.52	.97	2.83	3.80	(1.01)	—	(1.01)	37.31	11.12	— [10]	.59	.59	2.73
6/30/2023	31.33	.93	3.74	4.67	(1.11)	(.37 )	(1.48)	34.52	15.49	— [10]	.60	.60	2.86
6/30/2022	41.56	1.18	(8.66)	(7.48)	(1.02)	(1.73)	(2.75)	31.33	(19.00)	— [10]	.59	.59	3.10
6/30/2021[5,11]	31.30	.69	10.29	10.98	(.72 )	—	(.72 )	41.56	35.17 [7]	— [10]	.66 [8]	.59 [8]	2.64 [8]
Class R-1:
12/31/2025[5,6]	42.68	.11	4.62	4.73	(.37 )	(2.49)	(2.86)	44.55	11.14 [7]	5	1.63 [8]	1.63 [8]	.49 [8]
6/30/2025	37.26	.64	5.75	6.39	(.70 )	(.27 )	(.97 )	42.68	17.44	4	1.64	1.64	1.68
6/30/2024	34.46	.59	2.82	3.41	(.61 )	—	(.61 )	37.26	9.95	3	1.65	1.65	1.66
6/30/2023	31.27	.58	3.75	4.33	(.77 )	(.37 )	(1.14)	34.46	14.25	4	1.65	1.65	1.80
6/30/2022	41.50	.89	(8.73)	(7.84)	(.66 )	(1.73)	(2.39)	31.27	(19.81)	3	1.59	1.59	2.36
6/30/2021	30.71	.53	10.79	11.32	(.53 )	—	(.53 )	41.50	36.99 [9]	4	1.60 [9]	1.60 [9]	1.43 [9]
Refer to the end of the table(s) for footnote(s).

International Growth and Income Fund	24

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2025[5,6]	$42.51	$.11	$4.60	$4.71	$(.37 )	$(2.49)	$(2.86)	$44.36	11.14%[7]	$58	1.63%[8]	1.63%[8]	.49%[8]
6/30/2025	37.11	.63	5.75	6.38	(.71 )	(.27 )	(.98 )	42.51	17.48	54	1.63	1.63	1.66
6/30/2024	34.35	.59	2.81	3.40	(.64 )	—	(.64 )	37.11	9.94	48	1.63	1.63	1.67
6/30/2023	31.17	.59	3.74	4.33	(.78 )	(.37 )	(1.15)	34.35	14.31	50	1.63	1.63	1.82
6/30/2022	41.36	.78	(8.62)	(7.84)	(.62 )	(1.73)	(2.35)	31.17	(19.85)	46	1.63	1.63	2.05
6/30/2021	30.61	.52	10.75	11.27	(.52 )	—	(.52 )	41.36	36.95	61	1.64	1.64	1.40
Class R-2E:
12/31/2025[5,6]	42.49	.17	4.60	4.77	(.43 )	(2.49)	(2.92)	44.34	11.31 [7]	55	1.33 [8]	1.33 [8]	.78 [8]
6/30/2025	37.09	.74	5.74	6.48	(.81 )	(.27 )	(1.08)	42.49	17.82	51	1.33	1.33	1.95
6/30/2024	34.33	.70	2.80	3.50	(.74 )	—	(.74 )	37.09	10.28	47	1.33	1.33	1.98
6/30/2023	31.16	.68	3.73	4.41	(.87 )	(.37 )	(1.24)	34.33	14.65	43	1.34	1.34	2.11
6/30/2022	41.34	.89	(8.60)	(7.71)	(.74 )	(1.73)	(2.47)	31.16	(19.60)	39	1.34	1.34	2.35
6/30/2021	30.60	.63	10.75	11.38	(.64 )	—	(.64 )	41.34	37.33	47	1.34	1.34	1.70
Class R-3:
12/31/2025[5,6]	42.66	.21	4.63	4.84	(.47 )	(2.49)	(2.96)	44.54	11.41 [7]	114	1.18 [8]	1.18 [8]	.93 [8]
6/30/2025	37.24	.81	5.75	6.56	(.87 )	(.27 )	(1.14)	42.66	17.99	108	1.18	1.18	2.11
6/30/2024	34.46	.76	2.81	3.57	(.79 )	—	(.79 )	37.24	10.45	100	1.18	1.18	2.14
6/30/2023	31.27	.73	3.75	4.48	(.92 )	(.37 )	(1.29)	34.46	14.80	94	1.19	1.19	2.27
6/30/2022	41.48	.95	(8.64)	(7.69)	(.79 )	(1.73)	(2.52)	31.27	(19.46)	82	1.18	1.18	2.51
6/30/2021	30.70	.68	10.79	11.47	(.69 )	—	(.69 )	41.48	37.52	104	1.19	1.19	1.84
Class R-4:
12/31/2025[5,6]	42.74	.28	4.63	4.91	(.53 )	(2.49)	(3.02)	44.63	11.58 [7]	85	.88 [8]	.88 [8]	1.24 [8]
6/30/2025	37.30	.92	5.78	6.70	(.99 )	(.27 )	(1.26)	42.74	18.36	75.88		.88	2.40
6/30/2024	34.52	.86	2.82	3.68	(.90 )	—	(.90 )	37.30	10.77	71.88		.88	2.43
6/30/2023	31.32	.83	3.76	4.59	(1.02)	(.37 )	(1.39)	34.52	15.16	66.89		.89	2.56
6/30/2022	41.55	1.05	(8.64)	(7.59)	(.91 )	(1.73)	(2.64)	31.32	(19.24)	61.88		.88	2.75
6/30/2021	30.74	.80	10.81	11.61	(.80 )	—	(.80 )	41.55	37.98	84.89		.89	2.15
Class R-5E:
12/31/2025[5,6]	42.70	.32	4.63	4.95	(.58 )	(2.49)	(3.07)	44.58	11.68 [7]	36	.68 [8]	.68 [8]	1.43 [8]
6/30/2025	37.27	1.01	5.75	6.76	(1.06)	(.27 )	(1.33)	42.70	18.57	30.68		.68	2.64
6/30/2024	34.48	.94	2.82	3.76	(.97 )	—	(.97 )	37.27	11.02	24.69		.69	2.65
6/30/2023	31.29	.90	3.74	4.64	(1.08)	(.37 )	(1.45)	34.48	15.37	21.69		.69	2.77
6/30/2022	41.52	1.17	(8.68)	(7.51)	(.99 )	(1.73)	(2.72)	31.29	(19.07)	18.68		.68	3.07
6/30/2021	30.72	.87	10.80	11.67	(.87 )	—	(.87 )	41.52	38.24	19.69		.69	2.33
Class R-5:
12/31/2025[5,6]	43.05	.35	4.66	5.01	(.60 )	(2.49)	(3.09)	44.97	11.73 [7]	34	.59 [8]	.59 [8]	1.53 [8]
6/30/2025	37.56	1.09	5.77	6.86	(1.10)	(.27 )	(1.37)	43.05	18.71	31.59		.59	2.81
6/30/2024	34.75	.97	2.85	3.82	(1.01)	—	(1.01)	37.56	11.09	25.59		.59	2.72
6/30/2023	31.52	.93	3.78	4.71	(1.11)	(.37 )	(1.48)	34.75	15.51	23.58		.58	2.85
6/30/2022	41.80	1.11	(8.63)	(7.52)	(1.03)	(1.73)	(2.76)	31.52	(18.97)	23.55		.55	2.88
6/30/2021	30.92	.97	10.83	11.80	(.92 )	—	(.92 )	41.80	38.42	52.57		.57	2.55
Class R-6:
12/31/2025[5,6]	42.76	.36	4.62	4.98	(.61 )	(2.49)	(3.10)	44.64	11.74 [7]	6,324	.54 [8]	.54 [8]	1.58 [8]
6/30/2025	37.31	1.07	5.77	6.84	(1.12)	(.27 )	(1.39)	42.76	18.78	6,039.53		.53	2.78
6/30/2024	34.52	.99	2.83	3.82	(1.03)	—	(1.03)	37.31	11.18	5,125.54		.54	2.79
6/30/2023	31.33	.95	3.74	4.69	(1.13)	(.37 )	(1.50)	34.52	15.56	4,574.54		.54	2.94
6/30/2022	41.56	1.26	(8.72)	(7.46)	(1.04)	(1.73)	(2.77)	31.33	(18.96)	3,572.53		.53	3.33
6/30/2021	30.75	.83	10.91	11.74	(.93 )	—	(.93 )	41.56	38.43	3,532.54		.54	2.26
Refer to the end of the table(s) for footnote(s).

25	International Growth and Income Fund

Financial highlights (continued)

	Six months ended December 31, 2025[5,6,7,12]	Year ended June 30,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[13]	15%	40%[14]	31%[14]	31%[14]	34%[14]	23%[14]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates exclude in-kind transactions, if any.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[14]
Includes the value of securities sold due to redemptions of shares in-kind, if any. The rate would have been 39% for the year ended June 30, 2025 if the value of securities sold due to in-kind redemptions were excluded.

Refer to the notes to financial statements.

International Growth and Income Fund	26

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
401,604,734
Total shares voting on November 25, 2025:
351,009,120 (87.4% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	300,828,387	85.7%	50,180,733	14.3%
Charles E. Andrews	345,876,194	98.5%	5,132,926	1.5%
Joseph J. Bonner	346,174,077	98.6%	4,835,043	1.4%
Michael C. Camuñez	346,023,730	98.6%	4,985,390	1.4%
Vanessa C. L. Chang	346,099,085	98.6%	4,910,035	1.4%
Cecilia V. Estolano	346,215,409	98.6%	4,793,711	1.4%
Bradford F. Freer	346,123,720	98.6%	4,885,400	1.4%
Yvonne L. Greenstreet	346,455,880	98.7%	4,553,240	1.3%
Martin E. Koehler	346,204,375	98.6%	4,804,745	1.4%
Sharon I. Meers	346,449,299	98.7%	4,559,821	1.3%
Pascal Millaire	346,407,976	98.7%	4,601,144	1.3%
William I. Miller	346,179,391	98.6%	4,829,729	1.4%
Anne-Marie Peterson	346,445,735	98.7%	4,563,385	1.3%
Josette Sheeran	346,069,249	98.6%	4,939,871	1.4%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

27	International Growth and Income Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional term through November 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to, those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

International Growth and Income Fund	28

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

29	International Growth and Income Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Growth and Income Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 09, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 09, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: March 09, 2026